SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company	$ 1,512,364	$ (8,441,559)	$ 1,421,781
Weighted average number of common shares outstanding - Basic	27,499,367	25,913,631	25,913,631
Dilutive securities -unexercised warrants and options	55,444		27,975
Weighted average number of common shares outstanding – diluted	27,554,811	25,913,631	25,941,606
Earnings (loss) per share - Basic	$ 0.05	$ (0.33)	$ 0.05
Earnings (loss) per share – Diluted	$ 0.05	$ (0.33)	$ 0.05